CONCENTRATIONS AND CREDIT RISK (Tables)	9 Months Ended
Dec. 31, 2012
CONCENTRATIONS AND CREDIT RISK [Abstract]
Vendor purchase concentrations

	Accounts Payable at		Net Purchases
				For the
				Period from
			For the	April 11, 2011
			Interim Period	(inception)
			Ended	through
	December 31,	March 31,	December 31,	December 31,
	2012	2012	2012	2011
Growers Synergy Pte. Ltd. - related party	42.5%	16.4%	49.8%	-%
tevia Ventures Corporation	3.7%	54.1%	10.3%	-%
	46.2%	70.5%	60.1%	-%